Description Of Business and Summary of Significant Accounting Policies (Mymd Pharmaceuticals Inc.)	12 Months Ended
Dec. 31, 2020
Mymd Pharmaceuticals Inc. [Member]
Description of Business and Summary of Significant Accounting Policies

Note 1—Description of business and summary of significant accounting policies

Description of Business – MyMD Pharmaceuticals, Inc. (“MyMD” or the “Company”) was formed in 2014 and is a Florida-based clinical development stage biopharmaceutical company that is developing its product candidate, MyMD-1, as an immunometabolic regulator to treat autoimmune diseases, ageing-related diseases, and COVID-19. Substantive operations began in 2016 and the Company’s Investigative New Drug application was filed with the U.S. Food and Drug Administration in December 2018. The Company completed its first-in-human Phase 1 clinical trial in December 2019. Phase 2 clinical trials for autoimmune diseases are planned, pending available financing. The Company’s intellectual property portfolio consists of 12 granted patents (11 US and 1 foreign), 22 pending applications (5 US, 16 foreign, and 1 international application).

Pending Transactions – In November 2020, the Company entered into an Asset Purchase Agreement (the “Supera Agreement”) with Supera Pharmaceuticals, Inc. (“Supera”), a related company though common control, to be acquired by the Company through the issuance of 33,937,909 shares of common stock. The Company entered into the Supera Agreement concurrently with a Plan of Merger (the “Akers Merger”) that contemplates the merger of the Company with Akers Biosciences, Inc. (“Akers”), an existing NASDAQ listed public company. The combined company is expected to be renamed MyMD Pharmaceuticals Inc. and remain listed on the NASDAQ under the new ticker symbol “MYMD.” The combined company will be led by Chris Chapman, MD, who is President and Chief Medical Officer of MyMD, and Adam Kaplin, MD, who is Chief Scientific Officer of MyMD. The combined company is planned to be headquartered in Baltimore, Maryland. Current Akers’ shareholders will own approximately 20% of the combined company and current MyMD’s shareholders will own approximately 80% of the combined company. The merger agreement also provides for additional contingent payments in cash and shares to the stockholders of MyMD under certain circumstances. The merger is expected to close in the first half of 2021 and is contingent upon approval of a shareholder vote of both the Company and Akers. As of February 23, 2021, neither the Supera Agreement nor the Akers Merger has been finalized.

Intangible Assets – Intangible assets relate to costs incurred to purchase the domain name of the Company’s website. The Company reviews its intangible assets for impairment whenever changes in circumstances indicate that the carrying amount of the assets may not be recoverable. No impairment of intangible assets was required for the years ended December 31, 2020 or 2019.

Income Taxes – Effective January 1, 2019, the Company has elected to be taxed under the provisions of Subchapter S of the Internal Revenue Code. Under those provisions, the Company does not pay federal corporate income taxes on its taxable income. Instead, the stockholders are liable for individual federal income taxes on their respective share of the Company’s taxable income.

Share-Based Compensation – The Company accounts for stock-based awards to employees and non-employees using the fair value-based method to determine compensation for all arrangements where shares of stock or equity instruments are issued for compensation. Fair value of each common stock option is estimated on the date of grant using the Black-Scholes valuation model that uses assumptions for expected volatility, expected dividends, expected term, and the risk-free interest rate. Expected volatility is based on historical volatility of a peer group’s common stock and other factors estimated over the expected term of the options. The expected term of the options granted is derived using the “simplified method” which computes expected term as the average of the sum of the vesting term plus the contract term. The risk-free rate is based on the U.S. Treasury yield.

Research and Development Expenses – Research and development costs are expensed in the period in which they are incurred and include the expenses paid to third parties, such as contract research organizations and consultants, who conduct research and development activities on behalf of the Company. Patent-related costs, including registration costs, documentation costs and other legal fees associated with the application, are expensed in the period in which they are incurred.

Use of Estimates – The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from such estimates and such differences could be material.

Subsequent Events – The Company has evaluated subsequent events through February 23, 2021, in connection with the preparation of these financial statements, which is the date the financial statements were available to be issued.